Regulatory Assets, Liabilities, And Balancing Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Assets, Liabilities, And Balancing Accounts [Abstract]
Long-Term Regulatory Assets
	Balance at December 31,		Recovery
(in millions)	2013	2012	Period
Pension benefits (1)	$1,444	$3,275	N/A (4)
Deferred income taxes (1)	1,835	1,627	1 - 45 years
Utility retained generation (2)	503	552	11 years
Environmental compliance costs (1)	628	604	32 years
Price risk management (1)	106	210	9 years
Electromechanical meters (3)	135	194	4 years
Unamortized loss, net of gain, on reacquired debt (1)	135	141	13 years
Other	127	206	Various
Total long-term regulatory assets	$4,913	$6,809

(1) Represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets.  (See Note 11 below.)

(2) In connection with the settlement agreement entered into among PG&E Corporation, the Utility, and the CPUC in 2003 to resolve the Utility's proceeding under Chapter 11, the CPUC authorized the Utility to recover $1.2 billion of costs related to the Utility's retained generation assets.  The individual components of these regulatory assets are being amortized over the respective lives of the underlying generation facilities, consistent with the period over which the related revenues are recognized.

(3) Represents the expected future recovery of the net book value of electromechanical meters that were replaced with SmartMeter™ devices.

(4) The Utility expects to continuously recover pension benefits.

Long-Term Regulatory Liabilities
	Balance at December 31,
(in millions)	2013	2012
Cost of removal obligations (1)	$3,844	$3,625
Recoveries in excess of AROs (2)	748	620
Public purpose programs (3)	587	590
Other	481	253
Total long-term regulatory liabilities	$5,660	$5,088

(1) Represents the cumulative differences between asset removal costs recorded and amounts collected in rates for expected asset removal costs.

(2) Represents the cumulative differences between ARO expenses and amounts collected in rates primarily for the decommissioning of the Utility's nuclear generation facilities.  Decommissioning costs recovered through rates are primarily placed in nuclear decommissioning trusts.  This regulatory liability also represents the deferral of realized and unrealized gains and losses on the nuclear decommissioning trust investments.  (See Note 10 below.)

(3) Represents amounts received from customers designated for public purpose program costs expected to be incurred beyond the next 12 months, primarily related to energy efficiency programs.

Current Regulatory Balancing Accounts, Net
	Receivable
	Balance at December 31,
(in millions)	2013	2012
Electric distribution	$102	$219
Utility generation	57	117
Gas distribution	70	44
Energy procurement	410	193
Public purpose programs	56	48
Other	429	315
Total regulatory balancing accounts receivable	$1,124	$936

	Payable
	Balance at December 31,
(in millions)	2013	2012
Energy procurement	$298	$116
Public purpose programs	171	131
Other	539	387
Total regulatory balancing accounts payable	$1,008	$634